Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements Balance Sheets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Interest-bearing time deposit	$ 232,788,000	$ 118,843,000
Investment in subsidiaries					$ 3,000,000.0
Total assets	1,624,193,000	1,416,175,000
Junior subordinated debentures	15,464,000	15,464,000
Total liabilities	1,481,824,000	1,276,276,000
Total shareholders' equity	142,369,000	139,899,000	$ 134,120,000	$ 123,617,000
Total liabilities and shareholders' equity	1,624,193,000	1,416,175,000
Parent Company
Assets
Interest-bearing time deposit	1,000,000	1,000,000
Investment in subsidiaries	155,716,000	152,598,000
Investment in PEBK Capital Trust II	464	464
Other assets	105	650
Total assets	157,846,000	155,376,000
Junior subordinated debentures	15,464,000	15,464,000
Total liabilities	13,000	13,000
Total shareholders' equity	142,369,000	139,899,000
Total liabilities and shareholders' equity	$ 157,846,000	$ 155,376,000